Pension and Other Employee Obligations - Summary of Net Defined Benefit Liability (Asset) (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) yr	Mar. 31, 2017 USD ($) yr	Mar. 31, 2016 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Service cost	$ 1,917	$ 2,188	$ 1,765
Past service cost	538
Interest cost	587	451	419
Accrued pension liability
Current	1,189	770
Non-current	8,871	10,030
Net amount recognized	10,060	10,800
Fair value of plan assets	(1,041)	(976)
Net surplus (deficit) in plan	$ 9,377	$ 7,790
Weighted average duration of defined benefit obligation (both funded and unfunded) | yr	4.8	8.3
Benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	$ 11,776	$ 8,450
Foreign currency translation	(118)	(30)
Service cost	1,917	2,188
Past service cost	538
Interest cost	657	513
Business combinations		95
Benefits paid	(1,160)	(1,283)
Actuarial (gain)/loss from changes in demographic assumptions	62	463
Actuarial (gain)/loss from changes in financial assumptions	(3,428)	(126)
Actuarial (gain)/loss from actual experience compared to assumptions	857	1,506
End of the year	11,101	11,776	8,450
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of the year	976	849
Foreign currency translation	(5)	22
Expected return on plan assets	70	62
Actuarial (loss) /gain	(23)	39
Actual contributions	1,104	1,148
Benefits paid	(1,081)	(1,144)
End of the year	1,041	976	$ 849
Present value of funded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	10,418	8,766
Present value of unfunded defined benefit obligation [member]
Accrued pension liability
Present value of defined benefit obligation	$ 683	$ 3,010